INCOME TAXES: Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 842,100	$ 789,000
Deferred Tax Assets, Accrued Payroll	275,900	220,000
Deferred Tax Assets, Depreciation	42,600	47,300
Deferred Tax Assets, Valuation Allowance	(1,160,600)	(1,056,300)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0